STOCK-BASED COMPENSATION - Summary of Stock-based Compensation Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense	$ 65	$ 61
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense	17	33
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense	51	51
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense	30	51
Equity derivative effect, net of interest receipt
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense	$ (33)	$ (74)